Borrowings - Schedule of Borrowings (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Borrowings [Abstract]
Short-term bank borrowing			$ 140,902
Current portion of long-term bank borrowings		44,232	196,339
Long-term bank borrowings			44,410
Total borrowings	[1]	$ 44,232	$ 381,651

[1]	Prior to entering into a loan conversion agreement with WK Venture Success Limited on September 28, 2023 to discharge the entire loan amount and accrued unpaid interest, for the year ended December 31, 2024, 2023 and 2022, interest expense recorded for the third-party borrowing was $nil, $230,849 and $616,116 with interest rate at 4%.